VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 4.2%
Adient Plc *	13,015	$451,490
BorgWarner, Inc.	10,748	432,607
Gentex Corp.	15,769	430,021
		1,314,118
Banks: 0.7%
Comerica, Inc.	3,286	219,669
Capital Goods: 17.1%
Allegion Plc	2,292	241,256
Carrier Global Corp.	10,324	425,865
Crane Holdings Co.	4,397	441,679
Dover Corp.	3,272	443,062
Fortive Corp.	6,518	418,782
Graco, Inc.	6,469	435,105
Ingersoll Rand, Inc.	8,413	439,579
ITT, Inc.	5,562	451,078
Masco Corp.	8,560	399,495
Oshkosh Corp.	2,690	237,231
PACCAR, Inc.	2,393	236,835
Rockwell Automation, Inc.	1,711	440,702
Sensata Technologies Holding Plc	10,058	406,142
WESCO International, Inc. *	3,332	417,166
		5,433,977
Commercial & Professional Services: 1.4%
Equifax, Inc.	2,228	433,034
Consumer Durables & Apparel: 6.1%
Garmin Ltd.	2,281	210,513
Hasbro, Inc.	6,311	385,034
Mattel, Inc. *	12,393	221,091
Polaris, Inc.	3,944	398,344
Ralph Lauren Corp.	2,216	234,165
Tapestry, Inc.	12,250	466,480
		1,915,627
Consumer Services: 1.4%
Expedia Group, Inc. *	2,153	188,603
Las Vegas Sands Corp. *	5,276	253,617
		442,220
Diversified Financials: 10.2%
Affiliated Managers Group, Inc.	1,683	266,638
Ameriprise Financial, Inc.	753	234,462
Carlyle Group, Inc.	6,910	206,194
Discover Financial Services	4,107	401,788
Evercore, Inc.	4,244	462,936
KKR & Co., Inc.	4,383	203,459
SEI Investments Co.	7,458	434,801
State Street Corp.	5,382	417,482
The Bank of New York Mellon Corp.	9,310	423,791
Tradeweb Markets, Inc.	3,207	208,231
		3,259,782
Energy: 1.1%
Equitrans Midstream Corp.	53,966	361,572
Food, Beverage & Tobacco: 3.3%
Boston Beer Co., Inc. *	601	198,042
Ingredion, Inc.	4,609	451,359
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Kellogg Co.	5,767	$410,841
		1,060,242
Health Care Equipment & Services: 7.9%
Baxter International, Inc.	7,577	386,200
DaVita, Inc. *	2,870	214,303
ICU Medical, Inc. *	2,683	422,519
LivaNova Plc *	7,747	430,268
ResMed, Inc.	1,871	389,411
Veeva Systems, Inc. *	1,302	210,117
Zimmer Biomet Holdings, Inc.	3,513	447,908
		2,500,726
Household & Personal Products: 0.6%
Clorox Co.	1,442	202,356
Materials: 7.9%
Albemarle Corp.	836	181,295
Celanese Corp.	4,172	426,545
Dow, Inc.	4,236	213,452
DuPont de Nemours, Inc.	6,902	473,684
Eastman Chemical Co.	5,140	418,602
International Flavors &
Fragrances, Inc.	3,936	412,650
Livent Corp. *	8,536	169,610
LyondellBasell Industries NV	2,631	218,452
		2,514,290
Media & Entertainment: 8.0%
Fox Corp.	13,158	399,608
Live Nation Entertainment, Inc. *	3,018	210,475
Omnicom Group, Inc.	5,923	483,139
Paramount Global	11,933	201,429
Sirius XM Holdings, Inc.	68,783	401,693
Take-Two Interactive Software, Inc. *	1,684	175,355
TripAdvisor, Inc. *	9,000	161,820
Warner Music Group Corp.	14,219	497,948
		2,531,467
Pharmaceuticals, Biotechnology & Life Sciences: 3.3%
BioMarin Pharmaceutical, Inc. *	2,296	237,613
Incyte Corp. *	5,489	440,876
Ionis Pharmaceuticals, Inc. *	10,040	379,211
		1,057,700
Real Estate: 2.6%
CBRE Group, Inc. *	5,532	425,743
Jones Lang LaSalle, Inc. *	2,596	413,725
		839,468
Retailing: 7.6%
Advance Auto Parts, Inc.	2,685	394,776
Asbury Automotive Group, Inc. *	2,523	452,248
CarMax, Inc. *	2,442	148,693
eBay, Inc.	4,979	206,479
Group 1 Automotive, Inc.	2,437	439,562
Lithia Motors, Inc.	1,842	377,131
Nordstrom, Inc. †	12,121	195,633
Williams-Sonoma, Inc.	1,531	175,943
		2,390,465

1

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment: 3.2%
Microchip Technology, Inc.	5,978	$419,955
Monolithic Power Systems, Inc.	1,072	379,070
Teradyne, Inc.	2,477	216,366
		1,015,391
Software & Services: 9.4%
Blackbaud, Inc. *	4,506	265,223
Broadridge Financial Solutions, Inc.	1,508	202,268
Cognizant Technology Solutions Corp.	3,617	206,856
Datadog, Inc. *	2,259	166,037
Global Payments, Inc.	2,172	215,723
Manhattan Associates, Inc. *	1,822	221,191
Paycom Software, Inc. *	697	216,286
SS&C Technologies Holdings, Inc.	8,144	423,977
Tyler Technologies, Inc. *	576	185,708
VeriSign, Inc. *	2,282	468,814
	Number of Shares	Value
Software & Services (continued)
Western Union Co.	30,194	$415,771
		2,987,854
Technology Hardware & Equipment: 3.9%
Corning, Inc.	12,924	412,793
F5, Inc. *	2,832	406,420
Littelfuse, Inc.	1,870	411,774
		1,230,987
Total Common Stocks (Cost: $31,199,344)		31,710,945

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
Money Market Fund: 0.6% (Cost: $181,958)
State Street Navigator Securities Lending Government Money Market Portfolio	181,958	181,958
Total Investments: 100.5% (Cost: $31,381,302)		31,892,903
Liabilities in excess of other assets: (0.5)%		(152,513)
NET ASSETS: 100.0%		$31,740,390

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $177,927.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	19.1%	$6,062,430
Industrials	18.5	5,867,011
Information Technology	16.5	5,234,232
Health Care	11.2	3,558,425
Financials	11.0	3,479,450
Communication Services	8.0	2,531,469
Materials	7.9	2,514,291
Consumer Staples	4.0	1,262,598
Real Estate	2.7	839,467
Energy	1.1	361,572
	100.0%	$31,710,945
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